PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

NOTE 10 — PROPERTY, PLANT AND EQUIPMENT

a) Summary of changes in property, plant and equipment:

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Cost of the property, plant, and equipment	buildings	and installations	equipment	construction	Other	Total
Balances as of January 1, 2020	8,912,943	31,031,208	802,549	1,515,729	1,029,408	43,291,837
Additions	50,848	98,372	9,765	1,369,947	121,846	1,650,778
Capitalized interest	—	—	—	24,622	—	24,622
Transfers	207,551	695,512	13,653	(939,231)	22,515	—
Disposals	(226,920)	(505,580)	(11,487)	—	(144,153)	(888,140)
Business Combination	275,076	173,453	29	36,563	1,636	486,757
Impairment of non-financial assets	(198,196)	(213,729)	—	—	—	(411,925)
Foreign exchange effect	918,554	3,621,233	107,634	246,575	47,285	4,941,281
Balances as of December 31, 2020	9,939,856	34,900,469	922,143	2,254,205	1,078,537	49,095,210
Additions	20,661	159,387	21,595	2,649,417	174,963	3,026,023
Capitalized interest	—	—	—	32,876	—	32,876
Transfers	224,789	1,125,706	48,827	(1,405,597)	6,275	—
Disposals	(41,475)	(383,593)	(2,982)	(19,462)	(87,574)	(535,086)
Loss of control of subsidiary (note 3.4)	(168,222)	(414,955)	(2,545)	(7,143)	(5,367)	(598,232)
Foreign exchange effect	245,005	1,476,437	32,978	116,633	18,088	1,889,141
Balances as of December 31, 2021	10,220,614	36,863,451	1,020,016	3,620,929	1,184,922	52,909,932
Additions	40,825	305,997	25,692	3,688,558	230,801	4,291,873
Capitalized interest	—	—	—	28,431	—	28,431
Transfers	589,875	2,821,673	23,189	(3,477,100)	42,363	—
Disposals	(114,159)	(532,931)	(10,787)	(2,685)	(69,825)	(730,387)
Foreign exchange effect	(306,940)	(819,496)	(35,477)	(143,452)	(14,103)	(1,319,468)
Balances as of December 31, 2022	10,430,215	38,638,694	1,022,633	3,714,681	1,374,158	55,180,381

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Accumulated depreciation	buildings	and installations	equipment	construction	Other	Total
Balances as of Januray 1, 2020	(4,513,462)	(21,841,411)	(730,422)	—	(305,049)	(27,390,344)
Depreciation	(413,252)	(1,354,559)	(37,616)	—	(100,210)	(1,905,637)
Disposals	223,174	497,434	11,169	—	128,833	860,610
Foreign exchange effect	(440,999)	(2,835,685)	(100,806)	—	(29,434)	(3,406,924)
Balances as of December 31, 2020	(5,144,539)	(25,534,221)	(857,675)	—	(305,860)	(31,842,295)
Depreciation	(383,122)	(1,468,513)	(41,973)	—	(163,803)	(2,057,411)
Transfers	6,693	(1,201)	—	—	(5,492)	—
Disposals	23,046	369,173	2,981	—	86,064	481,264
Loss of control of subsidiary (note 3.4)	84,286	332,312	2,542	—	3,462	422,602
Foreign exchange effect	(126,758)	(1,006,607)	(28,879)	—	(10,062)	(1,172,306)
Balances as of December 31, 2021	(5,540,394)	(27,309,057)	(923,004)	—	(395,691)	(34,168,146)
Depreciation	(440,471)	(1,709,643)	(41,423)	—	(83,150)	(2,274,687)
Transfers	(85)	85	—	—	—	—
Disposals	101,457	509,174	10,720	—	65,228	686,579

Foreign exchange effect	163,071	789,745	34,938	—	10,853	998,607
Balances as of December 31, 2022	(5,716,422)	(27,719,696)	(918,769)	—	(402,760)	(34,757,647)

Net property, plant and equipment
Balances as of December 31, 2020	4,795,317	9,366,248	64,468	2,254,205	772,677	17,252,915
Balances as of December 31, 2021	4,680,220	9,554,394	97,012	3,620,929	789,231	18,741,786
Balances as of December 31, 2022	4,713,793	10,918,998	103,864	3,714,681	971,398	20,422,734

The average rate of capitalized interest in 2022 was 3.7% (3.3% in 2021 and 3.8% in 2020).

The following useful lives are used to calculate depreciation:

Useful lives of
property,
plant and equipment
Buildings	10 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years

b) Guarantees — property, plant and equipment were not offered as collateral for loans and financing in 2022, 2021 and 2020.

c) Impairment of property, plant and equipment — As of December 31, 2022, the carrying amount of items of property, plant and equipment for which an impairment loss has been recognized up to current year is R$ 316,348 for land and buildings (R$ 352,287 as of December 31, 2021), R$ 476,602 for machines, equipment and installations (R$ 622,382 as of December 31, 2021), R$ 543,726 for Property, plant and equipment under construction (R$ 543,726 as of December 31, 2021). No impairment of property, plant and equipment was recognized in 2022 and 2021.